Related Party Transactions - Related party balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Related Party Transactions
Amounts due from Group companies	¥ 7,428,070	$ 1,046,222	¥ 6,318,830
Others	1,238,776	174,478	1,676,391
Related Party [Member] | Tencent Group
Related Party Transactions
Amounts due from Group companies	3,516,220	495,250	2,763,924
Others	1,112,583	156,704	1,539,694
Related Party [Member] | Ningbo Hexin Equity Investment Partnership
Related Party Transactions
Amounts due from Group companies	710,632	100,090	697,632
Related Party [Member] | Shanghai Fufeitong
Related Party Transactions
Amounts due from Group companies	3,201,218	450,882	2,856,856
Others	¥ 126,193	$ 17,774	¥ 136,697